United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 MUNICIPAL BONDS-77.1%
                 NEW YORK-77.1%
                 Albany IDA
                 (Davies Office
                 Refurbishing, Inc.)
                 Series 95 AMT
  $ 1,885        9/01/15 (b)                           1.05%       $  1,885,000
                 Albany IDA
                 (Davies Office
                 Refurbishing, Inc.)
                 Series 97 AMT
    1,615        2/01/17 (b)                           1.05           1,615,000
                 Albany IDA
                 (South Mall Towers
                 Project)
                 Series 03A AMT
    5,945        8/15/35 (b)                           0.98           5,945,000
                 East Greenbush Central
                 School District RAN
                 Series 03
    4,900        8/05/03                               1.05           4,900,675
                 Guilderland School
                 District BAN
                 (Central School District)
                 Series 02
    2,483        7/03/03                               1.68           2,483,029
                 Islip IDA
                 (Radiation Dynamics)
                 Series 88A AMT
    5,000        1/01/09 (b)                           1.00           5,000,000
                 Metropolitan Transit
                 Authority
                 Series 02D-2 FSA
   17,000        11/01/32 (b)                          0.90          17,000,000
                 New York City GO
                 Series 94-E4
    9,500        8/01/22 (b)                           0.92           9,500,000
                 New York City GO
                 Series 96-J2
   15,300        2/15/16 (b)                           1.05          15,300,000
                 New York City Housing
                 Development Corp.
                 (Montefiore Medical
                 Center)
                 Series 93A
    5,500        5/01/30 (b)                           0.94           5,500,000
                 New York City Housing
                 Development Corp. MFHR
                 Series 02A AMT
   15,000        8/15/32 (b)                           0.96          15,000,000
                 New York City IDA
                 (Council on International
                 Educational Exchange)
                 Series 00
    3,810        2/01/20 (b)                           0.97           3,810,000
                 New York City IDA
                 (Korean Airlines Co.)
                 Series 97A AMT
   32,400        11/01/24 (b)                          0.90          32,400,000
                 New York City IDA
                 (Korean Airlines Co.)
                 Series 97B AMT
    6,400        11/01/24 (b)                          0.90           6,400,000
                 New York City IDA
                 (Korean Airlines Co.)
                 Series 97C AMT
    5,000        11/01/24 (b)                          0.90           5,000,000
                 New York City IDA
                 (Mt. Sinai Medical Center
                 Realty Corp. Project)
                 Series 01
    5,785        1/01/31 (b)                           0.94           5,785,000
                 New York City TFA
                 (Future Tax Secured)
                 Series 01C
   10,000        2/01/32 (b)                           0.95          10,000,000
                 New York City TFA
                 (Future Tax Secured)
                 Series 01B
    2,600        2/01/31 (b)                           0.95           2,600,000
                 New York City TFA
                 (Future Tax Secured)
                 Series 02-1D
    7,000        11/01/22 (b)                          0.98           7,000,000
                 New York City TFA
                 (Future Tax Secured)
                 Series 02-3E
    4,400        11/01/22 (b)                          0.98           4,400,000
                 New York City TFA
                 (Future Tax Secured)
                 Series 02-C3
    2,000        8/01/31 (b)                           1.00           2,000,000
                 New York City TFA
                 Series 03-2C
    2,000        11/01/22 (b)                          1.00           2,000,000

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 New York City Water
                 Finance Authority
                 (Water & Sewer System
                 Revenue)
                 Series 93C FGIC
  $ 1,800        6/15/23 (B)                           0.90%       $  1,800,000
                 New York State
                 Environmental Facilities
                 Corp. SWDR
                 (Waste Management Inc.)
                 Series 02B AMT
    3,400        5/01/19 (b)                           1.05           3,400,000
                 New York State HFA
                 (150 East 44th Street)
                 Series 01A AMT
    4,200        5/15/32 (b)                           0.90           4,200,000
                 New York State HFA
                 (1500 Lexington Avenue)
                 Series 02A AMT
    6,300        11/01/34 (b)                          1.10           6,300,000
                 New York State HFA
                 (350 West 43rd St.
                 Housing)
                 Series 01A AMT
   14,000        11/01/34 (b)                          0.98          14,000,000
                 New York State HFA
                 (350 West 43rd St.
                 Housing)
                 Series 02A AMT
    5,000        11/01/34 (b)                          0.98           5,000,000
                 New York State HFA
                 (363 West 30th Street)
                 Series 00A AMT
    6,600        11/01/32 (b)                          0.96           6,600,000
                 New York State HFA
                 (Normandie Court Project)
                 Series 91
    6,000        5/15/15 (b)                           0.92           6,000,000
                 New York State HFA
                 (Saville Housing)
                 Series 02A AMT
   18,000        11/01/35 (b)                          0.98          18,000,000
                 New York State HFA
                 (South Cove Plaza)
                 Series 99A AMT
   23,900        11/01/30 (b)                          1.05          23,900,000
                 New York State HFA
                 (Victory Housing)
                 Series 02A AMT
    7,000        11/01/33 (b)                          0.95           7,000,000
                 New York State
                 HFA MFHR
                 (240 East 39th Street-
                 Saxony Apts.)
                 Series 97A AMT
   11,400        5/15/30 (b)                           0.96          11,400,000
                 New York State
                 HFA MFHR
                 (345 East 94th Street
                 Housing)
                 Series 99A AMT
    3,800        11/01/31 (b)                          0.90           3,800,000
                 Oneida Indian Nation
                 Series 02
    2,500        10/01/32 (b)                          1.00           2,500,000
                 Onondaga County IDA
                 (Solvay Paperboard LLC)
                 Series 00A
   10,000        7/01/23 (b)                           1.15          10,000,000
                 Ontario County IDA
                 (Ultrafab, Inc.)
                 Series 95 AMT
    1,600        12/01/15 (b)                          1.10           1,600,000
                 Port Authority
                 of New York and
                 New Jersey
                 (Versatile Structure
                 Obligation)
                 Series 95-3
    1,800        6/01/20 (b)                           0.94           1,800,000
                 Rensselaer County IDA
                 (Rensselaer Polytechnic
                 Institute Project)
                 Series 97A
    3,595        2/01/22 (b)                           1.00           3,595,000
                 Schalmont Central
                 School District BAN
                 Series 02
   11,500        8/22/03                               1.53          11,503,539
                 Southeast IDA
                 (The Rawplug Project)
                 Series 96 AMT
    1,700        5/01/21 (b)                           1.10           1,700,000
                 St. Lawrence County IDA
                 (Reynolds Metal Project)
                 Series 95 AMT
    2,000        5/01/25 (b)                           1.05           2,000,000

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 Suffolk County IDA
                 (ADP Inc. Project)
                 Series 97
  $ 2,285        4/01/18 (b)                           1.25%       $  2,285,000
                 Suffolk County IDA
                 (Bio-Botanica, Inc.)
                 Series 99
    3,990        12/01/19 (b)                          1.01           3,990,000
                 Sulllivan County BAN
                 Series 02-03
    9,000        9/12/03                               1.48           9,004,788
                 Triborough Bridge &
                 Tunnel Authority
                 (Special Obligation)
                 Series 00D FSA
   18,000        1/01/31 (b)                           0.90          18,000,000
                 Vestal GO BAN
                 Series 02
    5,647        7/18/03                               1.63           5,647,774
                 Warren & Washington
                 Counties
                 (Glen at Hiland
                 Meadows Project)
                 Series 00
    8,285        12/15/30 (b)                          1.00           8,285,000
                 Westchester County IDA
                 (Catharine Field Home)
                 Series 01
    6,300        1/01/31 (b)                           0.95           6,300,000
                 Westchester County IDA
                 (Hunterbrook Ridge)
                 Series 01
    2,600        1/01/31 (b)                           0.95           2,600,000
                 Westchester County IDA
                 (Levister Redevelopment)
                 Series 01A AMT
    3,000        8/01/33 (b)                           0.90           3,000,000
                 Westchester County IDA
                 (Music Conservatory
                 of Westchester)
                 Series 99
    4,500        7/01/29 (b)                           0.95           4,500,000
                                                                  -------------
                 Total Municipal Bonds
                 (amortized cost
                 $375,234,805)                                      375,234,805
                                                                  -------------
                 COMMERCIAL PAPER-21.9%
                 NEW YORK-21.9%
                 Metropolitan Transit
                 Authority BAN
                 (Transit Facility
                 Special Obligation)
                 Series CP-1B
    5,000        8/08/03                               1.05           5,000,000
                 Metropolitan Transit
                 Authority BAN
                 (Transit Facility
                 Special Obligation)
                 Series CP-1B
    8,500        8/12/03                               1.10           8,500,000
                 New York City
                 Municipal Water
                 Authority
                 Series 1
    9,000        7/17/03                               1.10           9,000,000
                 New York City
                 Municipal Water
                 Authority
                 Series 5A
   10,000        8/11/03                               1.00          10,000,000
                 New York State
                 Dormitory Authority
                 (Cornell University)
    9,000        9/12/03                               0.90           9,000,000
                 New York State
                 Dormitory Authority
                 (Mt. Sinai School
                 of Medicine)
                 Series 00
   10,000        10/01/03                              0.90          10,000,000
                 New York State GO
                 (Environmental Quality)
                 Series 98A
    5,000        8/06/03                               1.05           5,000,000
                 New York State GO
                 (Environmental Quality)
                 Series 98A
    4,000        8/07/03                               1.05           4,000,000
                 New York State
                 Power Authority
                 Series 2
    7,000        9/04/03                               0.95           7,000,000

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 New York State
                 Power Authority
                 Series 2
  $ 6,000        9/12/03                               1.05%       $  6,000,000
                 New York State
                 Power Authority
                 Series 2
   10,000        7/11/03                               1.15          10,000,000
                 New York
                 Thruway Authority
                 Series 00 CP-1
   11,000        9/05/03                               1.05          11,000,000
                 Port Authority
                 of New York and
                 New Jersey AMT
   12,000        8/11/03                               1.10          12,000,000
                                                                  -------------
                 Total Commercial Paper
                 (amortized cost
                 $106,500,000)                                      106,500,000
                                                                  -------------
                 TOTAL INVESTMENTS-99.0%
                 (amortized cost
                 $481,734,805)                                      481,734,805
                 Other assets less
                 liabilities-1.0%                                     4,998,137
                                                                  -------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 486,796,878 shares
                 outstanding)                                     $ 486,732,942
                                                                  =============



(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT - Alternative Minimum Tax

BAN - Bond Anticipation Note

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance

GO - General Obligation

HFA - Housing Finance Agency/Authority

IDA - Industrial Development Authority

MFHR - Multi-Family Housing Revenue

RAN - Revenue Anticipation Note

SWDR - Solid Waste Disposal Revenue

TFA - Transitional Finance Authority

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 6,693,040

EXPENSES
  Advisory fee (Note B)                            $ 2,536,483
  Distribution assistance and administrative
    service (Note C)                                 2,174,958
  Transfer agency (Note B)                             168,015
  Custodian fees                                       129,222
  Printing                                             112,696
  Registration fees                                     39,671
  Audit and legal fees                                  38,772
  Trustees' fees                                         2,200
  Miscellaneous                                         18,921
                                                    -----------
  Total expenses                                     5,220,938
  Less: expense offset arrangement (Note B)               (170)
  Less: expenses waived and reimbursed
    (Note B and C)                                    (150,397)
                                                    -----------
  Net expenses                                                       5,070,371
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,622,669
                                                                   ===========


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


                                                  Year Ended       Year Ended
                                                 June 30, 2003    June 30, 2002
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $    1,622,669   $    5,494,910
  Net realized gain on investment
    Transactions                                            -0-              10
                                                --------------   --------------
  Net increase in net assets from
    Operations                                       1,622,669        5,494,920

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (1,622,669)      (5,494,910)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (56,874,235)    (331,888,855)
                                                --------------   --------------
  Total decrease                                   (56,874,235)    (331,888,845)

NET ASSETS
  Beginning of period                              543,607,177      875,496,022
                                                --------------   --------------
  End of period                                 $  486,732,942   $  543,607,177
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the contractual reimbursement amounted to $147,804. In addition, the Adviser voluntarily waived a portion of its fees in the amount of $1,256, for the period January 9, 2003 through June 26, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $62,653 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $170 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $1,268,242. For the period June 27 through June 30, 2003, the Distributor has agreed to waive a portion of the distribution fees in the amount of $1,337. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $906,716 of which $95,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The Portfolio had $13,089 of capital loss carryforward which expired during the current year. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2003, capital paid-in aggregated $486,732,942. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     2003             2002
                                                ==============   ==============
Shares sold                                      1,103,136,696    1,554,966,887
Shares issued on reinvestments of dividends          1,622,669        5,494,910
Shares redeemed                                 (1,161,633,600)  (1,892,350,652)
                                                --------------   --------------
Net decrease                                       (56,874,235)    (331,888,855)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Year Ended June 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .003         .007         .027         .027         .022

LESS: DIVIDENDS
Dividends from net investment income           (.003)       (.007)       (.027)       (.027)       (.022)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
   asset value (b)                               .32%         .66%        2.78%        2.69%        2.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $486,733     $543,607     $875,496     $730,769     $584,231
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements                            1.00%        1.00%        1.00%        1.00%        1.00%
   Expenses, before waivers and
      reimbursements                            1.03%        1.01%        1.01%        1.02%        1.04%
   Net investment income (a)                     .32%         .69%        2.73%        2.67%        2.21%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - New York Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

John D. Carifa, CHAIRMAN
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, CHAIRMAN
Susan L. Matteson, PRESIDENT
Drew A. Biegel, SENIOR VICE PRESIDENT
John R. Bonczek, SENIOR VICE PRESIDENT
Kathleen A. Corbet, SENIOR VICE PRESIDENT
Patricia Ittner, SENIOR VICE PRESIDENT
Robert I. Kurzweil, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Linda N. Kelley, VICE PRESIDENT
Joseph R. LaSpina, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Edmund P. Bergan, Jr., SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                                PORTFOLIOS
                                                                                 IN FUND             OTHER
     NAME, AGE, ADDRESS                      PRINCIPAL                           COMPLEX          DIRECTORSHIPS
         OF TRUSTEE                        OCCUPATION(S)                        OVERSEEN BY         HELD BY
     (YEARS OF SERVICE)                  DURING PAST 5 YEARS                      TRUSTEE            TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,               President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas       Director of ACMC, with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.         Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for The
                                  Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation,       and President of the Middleton Inn
4300 Ashley River Road            Company with which he has been
Charleston, SC 29414 (18)         associated since prior to 1998. He is
                                  also a Trustee Emeritus of the National
                                  Trust for Historic Preservation and formerly
                                  a Director of the Grand Teton Lodge Company
                                  and GRC, International and Chairman of The
                                  Board of Architectural Review of the City of
                                  Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive, Suite 100     Consultant. He was formerly Senior
Greenwich, CT 06830 (19)          Manager of Barrett Associates, Inc., a
                                  registered investment adviser, with which
                                  he had been associated since prior to 1998.
                                  He was formerly Deputy Comptroller of the
                                  State of New York and, prior thereto, Chief
                                  Investment Officer of the New York Bank for
                                  Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane                LLC (an investment firm). He was formerly
Southport, CT 06890 (14)          President of The Common Fund (investment
                                  management for educational institutions)
                                  with which he had been associated since prior
                                  to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South
New York, NY 10022 (11)


                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.


     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and President
                                                                  Alliance Cash Management Services with which
                                                                  she has been associated since prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has been
                                                                  associated since prior to 1998.

William E. Oliver, 53             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which she
                                                                  has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Eileen M. Murphy, 32              Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Maria C. Sazon, 37                Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel of
                                                                  ABIRM** and AGIS** with which he has been associated
                                                                  since prior to 1998.


                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice
                                  Financial Officer               President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |4| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AMTNYAR0603



ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003